Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Summary of Other Liabilities
Other liabilities at March 31, 2025 and 2024 consisted of the following:

	At March 31,
	2025	2024
	(In millions)
Accrued expenses	¥864,903	¥800,357
Unearned income	72,566	72,969
Financial guarantees and other credit-related contingent liabilities	55,094	39,412
Due to trust account	1,041,661	1,246,198
Payables to brokers, dealers and customers for securities transactions	3,089,000	3,186,765
Payables related to credit card services	1,439,564	1,329,856
Obligations from factoring transactions	233,589	332,018
Retirement benefit liabilities	34,996	39,429
Guarantee deposits and derivative cash collateral received	1,326,187	1,439,347
Others	2,663,881	2,539,431

Total other liabilities	¥10,821,441	¥11,025,782